Provisions - Schedule of Future Payments (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-term employee benefits [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 953	$ 948
Long-term employee benefits [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,105	1,058
Long-term employee benefits [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,105	1,250
Long-term employee benefits [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	877	1,245
Long-term employee benefits [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	786	915
Long-term employee benefits [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	4,612	5,134
Pension plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,614	3,116
Pension plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,471	2,960
Pension plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,410	2,793
Pension plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,388	2,725
Pension plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,360	2,698
Pension plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	11,161	12,844
Retroactive unemployment plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	65	69
Retroactive unemployment plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	56	16
Retroactive unemployment plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	66	70
Retroactive unemployment plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	29	77
Retroactive unemployment plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	15	29
Retroactive unemployment plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	43	71
Retirement Bonus Plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	72	64
Retirement Bonus Plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	42	28
Retirement Bonus Plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	48	47
Retirement Bonus Plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	38	50
Retirement Bonus Plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	40	42
Retirement Bonus Plan [member] | Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 197	$ 222